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                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

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1.    Name and address of issuer:

          McMorgan Funds
          One Bush Street, Suite 800
          San Francisco, CA 94104

2.    The name of each series of class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
      classes):                                                            X

3.    Investment Company Act File Number:                                  811-08370
      Securities Act File Number:                                          033-75708

4(a). Last day of fiscal year for which this Form is filed: 6/30/06

4(b). ___ Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).
      (See Instruction A.2)

      Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c). ___ Check box if this is the last time the issuer will be filing this Form.

5.    Calculation of registration fee:

      (i)    Aggregate sale price of securities sold during the fiscal
             year pursuant to Section 24(f)*:                              $298,001,965
                                                                           ------------

      (ii)   Aggregate price of securities redeemed or repurchased
             during the fiscal year*:                                      $285,814,699
                                                                           ------------

      (iii)  Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October
             11, 1995 that were not previously used to reduce
             registration fees payable to the Commission:                  $ 43,625,150
                                                                           ------------
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      (iv)   Total available redemption credits
             [add Items 5(ii) and 5(iii)]:                                 $ 329,439,849
                                                                           -------------

      (v)    Net sales-If Item 5(i) is greater than Item 5(iv)
             [subtract Item 5(iv) from Item 5(i)]:                         $           0
                                                                           -------------

      (vi)   Redemption credits available for use in future years if
             Item 5(i) is less than Item 5(iv)
             [subtract Item 5(iv) from Item 5(i)]                          $  31,437,884
                                                                           -------------

      (vii)  Multiplier for determining registration fee (See
             Instruction C.9):                                              x 0.00010700
                                                                           -------------

      (viii) Registration fee due [multiply Item 5(v) by Item 5(vii)]
             (enter "0" if no fee is due):                                 $           0

6.    Prepaid Shares

      If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of
      1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other
      units) deducted here:                                                            0

      If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by
      the issuer in future fiscal years, then state that number here:                  0

7.    Interest due -- if this Form is being filed more than 90 days
      after the end of the issuer's fiscal year (see Instruction D):       $           0
                                                                           -------------

8.    Total of the amount of the registration fee due plus any interest
      due (line 5(viii) plus line 7):                                      $           0
                                                                           -------------

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

             Method of Delivery:   ____ Wire Transfer
                                   ____ Mail or other means
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                               SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the date indicated.

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By (Signature and Title)*:                 /s/ Teresa Matzelle
                                           -------------------------------------
                                           Teresa Matzelle
                                           Vice President and Secretary

Date: September 27, 2006

*Please print the name and title of the signing officer below the signature.